UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	9/30_

Date of reporting period:	12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Funds
FCI Equity Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Common Stocks - 95.61%	Shares	Value

Accident & Health Insurance - 2.61%
Aflac, Inc.	5,000	$ 229,200

Agriculture Chemicals - 1.60%
Monsanto Co.	2,000	140,700

Aircraft Engines & Engine Parts - 1.95%
United Technologies Corp.	3,200	171,520

Biological Products (No Diagnostic Substances) - 1.74%
Gilead Sciences, Inc. (a)	3,000	153,420

Cigarettes - 1.98%
Philip Morris International, Inc.	4,000	174,040

Computer & Office Equipment - 3.57%
Hewlett-Packard Co.	4,000	145,160
International Business Machines Corp.	2,000	168,320
		313,480

Computer Communications Equipment - 2.22%
Cisco Systems, Inc. (a)	12,000	195,600

Crude Petroleum & Natural Gas - 2.71%
Apache Corp.	3,200	238,496

Electric Services - 1.43%
Dominion Resources, Inc.	3,500	125,440

Electronic Computers - 0.97%
Apple, Inc. (a)	1,000	85,350

Electronic & Other Electrical Equipment - 1.67%
Emerson Electric Co.	4,000	146,440

Gold & Silver Ores - 1.88%
Barrick Gold Corp.	4,500	165,465

Industrial Inorganic Chemicals - 1.69%
Praxair, Inc.	2,500	148,400

Industrial Instruments for Measurement - 1.67%
Danaher Corp.	2,600	147,186

Iron & Steel Foundries - 1.69%
Precision Castparts Corp.	2,500	148,700

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Common Stocks - 95.61% - continued	Shares	Value

Measuring & Controlling Devices - 1.94%
Thermo Fisher Scientific, Inc. (a)	5,000	$ 170,350

National Commercial Banks - 4.14%
JPMorgan Chase & Co.	6,000	189,180
U.S. Bancorp	7,000	175,070
		364,250

Oil & Gas Field Machinery & Equipment - 1.67%
National-Oilwell Varco, Inc. (a)	6,000	146,640

Oil & Gas Field Services - 1.54%
Schlumberger Ltd.	3,200	135,456

Perfumes, Cosmetics & Other Toilet Preparations - 1.71%
Colgate-Palmolive Co.	2,200	150,788

Petroleum Refining - 4.83%
Chevron Corp.	2,800	207,116
ConocoPhillips	4,200	217,560
		424,676

Pharmaceutical Preparations - 7.35%
Abbott Laboratories	3,000	160,110
Allergan, Inc.	3,500	141,120
Celgene Corp. (a)	3,000	165,840
Johnson & Johnson	3,000	179,490
		646,560

Radio & TV Broadcasting & Communications Equipment - 3.72%
L-3 Communications Holdings, Inc.	2,000	147,560
QUALCOMM, Inc.	5,000	179,150
		326,710

Railroads, Line-Haul Operating - 1.72%
Burlington Northern Santa Fe Corp.	2,000	151,420

Retail - Computer & Computer Software Stores - 1.72%
GameStop Corp. - Class A (a)	7,000	151,620

Retail - Drug Stores and Proprietary Stores - 1.47%
CVS Caremark Corp.	4,500	129,330

Retail - Eating Places - 4.28%
McDonald's Corp.	2,500	155,475
Yum! Brands, Inc.	7,000	220,500
		375,975

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

Common Stocks - 95.61% - continued	Shares	Value

Retail - Variety Stores - 3.39%
Costco Wholesale Corp.	3,000	$ 157,500
Wal-Mart Stores, Inc.	2,500	140,150
		297,650

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.40%
T. Rowe Price Group, Inc.	5,000	177,200
NASDAQ OMX Group, Inc. / The (a)	8,500	210,035
		387,235

Services - Computer Programming, Data Processing, Etc. - 2.45%
Google, Inc. - Class A (a)	700	215,355

Services - Miscellaneous Amusement & Recreation - 1.94%
Walt Disney Co. / The	7,500	170,175

Services - Personal Services - 2.58%
H&R Block, Inc.	10,000	227,200

Services - Prepackaged Software - 6.49%
Adobe Systems, Inc. (a)	6,000	127,740
Microsoft Corp.	10,000	194,400
Oracle Corp. (a)	14,000	248,220
		570,360

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.11%
Procter & Gamble Co. / The	3,000	185,460

Surgical & Medical Instruments & Apparatus - 1.73%
Covidien Ltd.	4,200	152,208

Telephone Communications (No Radiotelephone) - 3.22%
America Movil SAB de C.V. - Series L (b)	5,000	154,950
AT&T, Inc.	4,500	128,250
		283,200

Wholesale - Groceries & Related Products - 1.83%
Sysco Corp.	7,000	160,580

TOTAL COMMON STOCKS (Cost $9,556,264)		8,406,635

Exchange-Traded Funds - 1.64%
PowerShares Water Resources Portfolio	10,000	143,900

TOTAL EXCHANGE-TRADED FUNDS (Cost $140,106)		143,900

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)

	Shares	Value

Money Market Securities - 2.49%
Fidelity Institutional Government Portfolio - Class I, 1.03% (c)	219,294	$ 219,294

TOTAL MONEY MARKET SECURITIES (Cost $219,294)		219,294

TOTAL INVESTMENTS (Cost $9,915,664) - 99.74%		$ 8,769,829

Other assets less liabilities - 0.26%		23,143

TOTAL NET ASSETS - 100.00%		$ 8,792,972

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2008.

Tax Related
Gross unrealized appreciation		$ 287,196
Gross unrealized depreciation		(1,433,031)
Net unrealized depreciation		$(1,145,835)

Aggregate cost of securities for income tax purposes		$ 9,915,664

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
December 31, 2008
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 45.26%
Allstate Life Global Funding Trust, 4.250%, 02/26/2010	$ 250,000	$ 246,964
American Express Credit Co., 7.300%, 08/20/2013	52,000	53,279
American General Finance, 4.000%, 03/15/2011	210,000	101,886
Amvescap plc, 4.500%, 12/15/2009	175,000	164,563
AT&T, Inc. 4.125%, 09/15/2009	210,000	210,896
Bank of America Corp., 7.400%, 01/15/2011	325,000	332,910
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	311,596
Citigroup, Inc., 6.200%, 03/15/2009	300,000	298,732
Coca-Cola Co., 5.350%, 11/15/2017	250,000	270,206
Comcast Corp., 6.500%, 01/15/2015	99,000	97,430
Comcast Corp., 5.450%, 11/15/2010	200,000	197,770
Compass Bank, 5.900%, 04/01/2026	200,000	120,198
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	200,000	202,139
Diageo Capital plc, 7.375%, 01/15/2014	200,000	213,274
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	252,095
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	315,330
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	200,000	179,908
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	203,208
Home Depot, Inc., 5.400%, 03/01/2016	200,000	179,241
Huntington National Bank, 5.375%, 02/28/2019	250,000	164,230
International Business Machine Corp., 5.375%, 02/01/2009	300,000	300,716
JPMorgan Chase & Co., Inc., 6.000%, 01/15/2009	250,000	250,092
Keycorp, 6.500%, 05/14/2013	200,000	184,547
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	253,970
Marshall & Ilsley Corp., 5.626%, 08/17/2009	225,000	211,704
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	241,489
Metlife, Inc., 6.817%, 08/15/2018	250,000	238,511
Metlife, Inc., 6.125%, 12/01/2011	122,000	120,413
Morgan Stanley, 5.050%, 01/21/2011	350,000	336,333
Oracle Corp., 5.000%, 01/15/2011	300,000	308,241
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	162,591
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	103,546
Vodafone Group plc., 7.750%, 02/15/2010	200,000	204,457
Wachovia Corp., 4.375%, 06/01/2010	200,000	190,555
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	155,452
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	305,821

TOTAL CORPORATE BONDS (Cost $7,929,335)		7,684,293

U.S. Government Agency Obligations - 19.04%
Federal Home Loan Mortgage Corp., 6.625%, 09/15/2009	1,000,000	1,041,581
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	685,000	757,254
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	300,000	335,100
Federal National Mortgage Association, 6.625%, 11/15/2010	625,000	688,723
Federal National Mortgage Association, 5.375%, 06/12/2017	350,000	409,619

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,027,707)		3,232,277

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities - 5.08%
Chase Insurance Trust, 2005-A7, 4.550%, 03/15/2013 (a)	$ 250,000	$ 238,198
Chase Insurance Trust, 2005-A10, 4.650%, 12/17/2012 (a)	350,000	334,875
Chase Insurance Trust, 2005-A15, 4.960%, 09/17/2012 (a)	300,000	289,327

TOTAL ASSET-BACKED SECURITIES (Cost $866,726)		862,400

Mortgage-Backed Securities - 14.22%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	500,000	448,531
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	600,000	458,855
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	712,502	286,175
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	585,000	461,137
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	500,000	386,634
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	471,970	373,256

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,307,994)		2,414,588

U.S. Government Securities - 13.34%
U.S. Treasury Bond, 6.250%, 08/15/2023	245,000	334,234
U.S. Treasury Note, 4.500%, 05/15/2017	675,000	792,282
U.S. Treasury Note, 4.875%, 08/15/2016	360,000	430,285
U.S. Treasury Note, 4.000%, 02/15/2014	625,000	708,594

TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,961,934)		2,265,395

	Shares
Preferred Stocks - 0.08%
Fannie Mae - Series S, 8.250%	16,000	13,280

TOTAL PREFERRED STOCKS (Cost $400,000)		13,280

Money Market Securities - 1.47%
Fidelity Institutional Government Portfolio - Class I, 1.030% (b)	248,686	248,686

TOTAL MONEY MARKET SECURITIES (Cost $248,686)		248,686

TOTAL INVESTMENTS (Cost $16,742,382) - 98.49%		$ 16,720,919

Other assets less liabilities - 1.51%		256,680

TOTAL NET ASSETS - 100.00%		$ 16,977,599

(a) Variable rate securities; the coupon rate shown represents the rate at December 31, 2008.
(b) Variable rate securities; the money market rate shown represents the rate at December 31, 2008.

Tax Related
Gross unrealized appreciation		$ 756,986
Gross unrealized (depreciation)		(778,449)
Net unrealized depreciation		$ (21,463)

Aggregate cost of securities for income tax purposes		$ 16,742,382

*See accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Schedule of Investments

December 31, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

FCI Funds

Notes to the Schedule of Investments - continued

December 31, 2008

(Unaudited)

Fair Value Measurements - continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the FCI Equity Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 8,769,829	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 8,769,829	$ -

*Other financial instruments include futures, forwards, and swap contracts.

  The following is a summary of the inputs used to value the FCI Bond Fund’s assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 261,966	$ -
Level 2 – Other Significant Observable Inputs	$ 16,458,953	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 16,720,919	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds financial statements and related disclosures.

Iron Strategic Income Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Exchange-Traded Funds - 0.71%	Shares	Value

iShares iBoxx $ High Yield Corporate Bond Fund	1,800	$ 136,818
SPDR Barclays Capital High Yield Bond ETF	17,456	565,400

TOTAL EXCHANGE-TRADED FUNDS (Cost $908,887)		702,218

Mutual Funds - 83.62%

AIM High Yield Fund - Institutional Class	1,338,566	3,855,070
Artio Global High Income Fund - Class I	503,043	3,566,578
Columbia High Income Fund - Class Z	1,690,268	9,938,778
Credit Suisse Global High Yield Fund, Inc.	10,493	66,948
Delaware Delchester Fund - Class I	1,373,846	2,967,508
Delaware High-Yield Opportunities Fund - Class I	898,805	2,552,607
Fidelity High Income Fund	628,670	3,797,165
Franklin High Income Fund - Administrative Class	294,811	427,476
Goldman Sachs High Yield Fund - Institutional Class	755,270	3,821,668
Lord Abbett Bond Debenture Fund, Inc. - Class I	1,043,677	6,095,071
Nuveen High Yield Bond Fund - Class R	135,851	1,776,938
PIMCO High Yield Fund - Institutional Class	2,171,063	14,524,412
Principal High Yield Fund - Institutional Class	2,209,020	13,209,940
Putnam High Yield Advantage Fund - Class Y	1,990,158	8,497,975
TIAA-CREF Institutional High Yield Fund II - Institutional Class	1,047,728	7,480,780

TOTAL MUTUAL FUNDS (Cost $87,796,628)		82,578,914

Money Market Securities - 1.93%

Federated Treasury Obligations Fund - Class A - 0.17% (a)	476,200	476,200
Fidelity Institutional Treasury Only Potfolio - Institutional Class - 0.54% (a)	476,200	476,200
First American Treasury Obligations Fund - Class Z - 0.40% (a)	476,200	476,200
First American Government Obligations Fund - Class A - 0.94% (a)	476,200	476,200

TOTAL MONEY MARKET SECURITIES (Cost $1,904,800)		1,904,800

TOTAL INVESTMENTS (Cost $90,610,315) - 86.26%		$85,185,932

Cash & other assets less liabilities - 13.74%		13,565,099

TOTAL NET ASSETS - 100.00%		$98,751,031

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2008.

Tax Related, excluding swaps
Unrealized appreciation		$ 99,841
Unrealized depreciation		(5,524,224)

Net unrealized depreciation		$ (5,424,383)
Aggregate cost of securities for income tax purposes		$ 90,610,315

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
December 31, 2008
(Unaudited)
	Termination	Notional	Appreciation/
Credit Default Swaps (b)(c)	Date	Amount	(Depreciation)

Dow Jones CDX North America High Yield Credit Default Swap,	12/20/2013	$15,000,000	$ (1,026,412)
agreements with Morgan Stanley, effective September 28, 2008, to pay a premium equal to 5.00% of the notional amount.
Upon a credit event, the Fund receives a protection payment
from the counterparty equal to the proportional notional
amount.

(b) See Related Notes to the Financial Statements.
(c) This security is currently valued according to fair value procedures approved by the Trust.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

December 31, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund in which a Fund invests fails to calculate its NAV as of the stock exchange close.

Futures Contracts - The Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. A portion of due from broker as of September 30, 2008, is restricted for cash deposits on futures. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

December 31, 2008

(Unaudited)

Swap Agreements - The Fund may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized gain/loss. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the statement of operations. Payment made or received as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end are listed after the Fund’s portfolio.

Short Sales- The Fund may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances, will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or is estimated daily in instances when the Fund holds investments in other registered investment companies that are established as “daily dividend funds”, but only distribute on amonthly basis. Interest income is recorded on an accrual basis and discounts and premiums on securities purchased are amortized over the life of the respective securities, using the effective interest method.

Fair Valuation – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 28, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund values its common stocks and real estate investment trusts at the closing price established by the market exchange on which they trade. Money market securities are valued at amortized cost. Any fixed income securities the Fund may own are valued by a pricing service using an evaluated price method established by the pricing service. To date, the Advisor has not had to provide any fair value pricing for any securities held by the Fund (Level 3 Securities). For additional information on the Fund’s security valuation policies, refer to the Securities Valuation section in this Note.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 85,185,932	$ -
Level 2 – Other Significant Observable Inputs	$ -	($1,026,412)
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 85,185,932	($1,026,412)

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By: Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 02/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 02/20/2009

By: Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date: 02/20/2009